Pay vs Performance Disclosure - USD ($)	2 Months Ended	4 Months Ended	6 Months Ended	12 Months Ended
	Dec. 31, 2021	Oct. 19, 2021	Dec. 31, 2021	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Jun. 30, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Tabular Pay vs. Performance Disclosures
					Value of Fixed $100 Investment Based On:
Fiscal Period	Summary Compensation Table Total for PEO (1)	Compensation Actually Paid for PEO (2)	Average Summary Compensation Table Total for Non-PEO NEOs (3)	Average Compensation Actually Paid for Non-PEO NEOs (4)	Mirion Technologies Total Shareholder Return (5)	Russell 2000 Index Total Shareholder Return (6)	Net Income (Loss) (7)	Adjusted EBITDA (7)(8)
Fiscal Year 2025	$7,035,470	$10,926,024	$1,604,817	$2,104,174	$225	$107	$29,800,000	$227,900,000
Fiscal Year 2024	$5,830,816	$53,333,639	$1,302,782	$4,457,847	$175	$203	$(36,600,000)	$203,600,000
Fiscal Year 2023	$4,883,922	$18,137,940	$1,238,261	$2,020,458	$103	$143	$(98,700,000)	$180,700,000
Fiscal Year 2022	$4,075,099	$(12,917,132)	$921,514	$(55,742)	$66	$121	$(288,400,000)	$164,700,000
Partial Fiscal Year 2021	$6,882,576	$13,399,948	$1,114,587	$1,825,348	$105	$140	Successor - $(23,000,000) Predecessor - $(152,400,000)	Successor - $44,500,000 Predecessor - $62,100,000

Named Executive Officers, Footnote
Mr. Logan was our PEO for all years shown. The amounts reported are the amounts of total compensation reported for our PEO for each corresponding year in the "Total" column of the Summary Compensation Table in each applicable year.
				The amounts reported represent the average of the amounts reported for the Company’s NEOs as a group (excluding our PEO), in the “Total” column of the Summary Compensation Table in each applicable year. For Partial Fiscal Year 2021, the Company's non-PEO NEOs were Brian Schopfer and Michael Freed. For Fiscal Year 2022, the Company's non-PEO NEOs were Brian Schopfer, Michael Freed, Loic Eloy and Michael Rossi. For Fiscal Year 2023, the Company's non-PEO NEOs were Brian Schopfer, Loic Eloy and Michael Rossi. For Fiscal Years 2024 and 2025, the Company's non-PEO NEOs were Brian Schopfer, Loic Eloy, Emmanuelle Lee, and Alison Ulrich.
Peer Group Issuers, Footnote				Represents the weighted peer group TSR. The peer group used for this purpose is the Russell 2000 Industrials Index. The peer group TSR calculated for the Russell 2000 Industrials Index is based on an assumed $100 investment as of 6/30/2021, the last day of the July 1, 2020 - June 30, 2021 fiscal period, and the reinvestment of any issued dividends. The Russell 2000 Industrials Index is utilized to help determine executive pay as Company TSR relative to the Russell 2000 Industrials Index is the basis, in part, by which executive performance awards are earned.
PEO Total Compensation Amount			$ 6,882,576	$ 7,035,470	$ 5,830,816	$ 4,883,922	$ 4,075,099
PEO Actually Paid Compensation Amount			13,399,948	$ 10,926,024	53,333,639	18,137,940	(12,917,132)
Adjustment To PEO Compensation, Footnote	The amounts reported represent the “compensation actually paid” to our PEO, computed in accordance with Item 402(v) of Regulation S-K, but do not reflect the actual amount of compensation earned by or paid to our PEO in the applicable year. In accordance with Item 402(v) of Regulation S-K, below are the adjustments made to the amount reported for our PEO in the “Total” column of the Summary Compensation Table for each year to arrive at compensation actually paid to our PEO during each year shown:

PEO "CAP" Calculation Detail
	Fiscal Period
Compensation Element	Partial Fiscal Year 2021	Fiscal Year 2022	Fiscal Year 2023	Fiscal Year 2024	Fiscal Year 2025
Summary Compensation Table (SCT) Reported Total Compensation	$6,882,576	$4,075,099	$4,883,922	$5,830,816	$7,035,470
Aggregate SCT Reported Equity Compensation (-)	(5,509,532)	(2,901,854)	(3,016,939)	(3,899,987)	(5,099,990)
(i) Year-End Fair Value of Awards Granted During the FY & Outstanding (+)	5,730,904	2,290,703	4,643,369	6,993,272	7,739,736
(ii) Year-Over-Year Change in Fair Value of Awards Granted During Previous FYs & Outstanding (+/-)	6,296,000	(16,021,350)	11,113,865	8,203,767	1,686,580
(iii) Year-Over-Year Change in Fair Value of Awards Granted During Previous FYs & Vesting During Covered FY (+/-)	—	(359,730)	513,723	36,205,772	(435,772)
"Compensation Actually Paid" Determination	$13,399,948	$(12,917,132)	$18,137,940	$53,333,639	$10,926,024

				The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; and (iii) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant.
Non-PEO NEO Average Total Compensation Amount			1,114,587	$ 1,604,817	1,302,782	1,238,261	921,514
Non-PEO NEO Average Compensation Actually Paid Amount			1,825,348	$ 2,104,174	4,457,847	2,020,458	(55,742)
Adjustment to Non-PEO NEO Compensation Footnote	The amounts reported represent the average “compensation actually paid” to the NEOs other than our PEO as a group, computed in accordance with Item 402(v) of Regulation S-K. The amounts do not reflect the actual average amount of compensation earned by or paid to such NEOs as a group in the applicable year. In accordance with Item 402(v) of Regulation S-K, the following adjustments were made were made to the average of the amounts reported in the “Total” column of the Summary Compensation Table for the NEOs as a group (excluding our PEO) for each year to determine the compensation actually paid, using the same methodology described above in footnote 2:

Average Non-PEO NEOs "CAP" Calculation Detail

Compensation Element	Partial Fiscal Year 2021	Fiscal Year 2022	Fiscal Year 2023	Fiscal Year 2024	Fiscal Year 2025
Summary Compensation Table (SCT) Reported Total Compensation	$1,114,587	$921,514	$1,238,261	$1,302,782	$1,604,817
Aggregate SCT Reported Equity Compensation (-)	(550,946)	(454,065)	(505,565)	(524,992)	(812,483)
(i) Year-End Fair Value of Awards Granted During the FY & Outstanding (+)	573,082	362,012	472,866	937,789	1,232,351
(ii) Year-Over-Year Change in Fair Value of Awards Granted During Previous FYs & Outstanding (+/-)	688,625	(867,217)	771,458	731,876	140,150
(iv) Year-Over-Year Change in Fair Value of Awards Granted During Previous FYs & Vesting During Covered FY (+/-)	—	(17,986)	43,438	2,010,392	(60,661)
"Compensation Actually Paid" Determination	$1,825,348	$(55,742)	$2,020,458	$4,457,847	$2,104,174

				The equity award adjustments for each fiscal year include the amounts noted in footnote 2.
Compensation Actually Paid vs. Total Shareholder Return
The Company’s Compensation Committee reviews a variety of Company-wide and individual factors to link executive compensation actually paid with Company and executive performance, not all of which are presented in the Pay versus Performance table above. To promote strong pay-for-performance orientation when setting executive pay levels, the Compensation Committee considers the Company's absolute and relative TSR, short- and long-term business outlook, including net income and Adjusted EBITDA, and the broader market environment. Moreover, the Company calculates compensation to the PEO and other NEOs on a basis different than the amount reported in the Summary Compensation Table and CAP presented in the Pay Versus Performance table, as calculated in accordance with Item 402(v) of Regulation S-K, is not considered by the Board and the Compensation Committee in evaluating or determining executive compensation.
In accordance with Item 402(v) of Regulation S-K, the Company is providing the following descriptions of the relationships between compensation actually paid and the financial performance metrics presented in the Pay Versus Performance table. We note, however, that since the five reported periods vary in length, CAP and Company performance may not be immediately comparable on a period-by-period basis. That said, we believe the Pay Versus Performance table shows the alignment between CAP to the NEOs and the Company's performance, consistent with our compensation philosophy as described in our CD&A. Specifically, CAP for the Company's PEO decreased from $53,333,639 in Fiscal Year 2024 to $10,926,024 in the most recently completed fiscal period disclosed, and also decreased for the Company’s average non-PEO NEO from $4,457,847 to $2,104,174 over the same comparable fiscal periods. Despite the decrease in CAP, which is largely attributed to the vesting of profits interests awards in 2024, the Company TSR increased from the last fiscal period disclosed to the most recently completed fiscal period. Further, Adjusted EBITDA, the primary measure used by the Committee to link pay and performance, increased from $203,600,000 in Fiscal Year 2024 to $227,900,000 in the most recently completed fiscal period. Finally, our net income increased from a loss of ($36,600,000) in Fiscal Year 2024 to a gain of $29,800,000 in the most recently completed fiscal period.

Compensation Actually Paid vs. Net Income
The Company’s Compensation Committee reviews a variety of Company-wide and individual factors to link executive compensation actually paid with Company and executive performance, not all of which are presented in the Pay versus Performance table above. To promote strong pay-for-performance orientation when setting executive pay levels, the Compensation Committee considers the Company's absolute and relative TSR, short- and long-term business outlook, including net income and Adjusted EBITDA, and the broader market environment. Moreover, the Company calculates compensation to the PEO and other NEOs on a basis different than the amount reported in the Summary Compensation Table and CAP presented in the Pay Versus Performance table, as calculated in accordance with Item 402(v) of Regulation S-K, is not considered by the Board and the Compensation Committee in evaluating or determining executive compensation.
In accordance with Item 402(v) of Regulation S-K, the Company is providing the following descriptions of the relationships between compensation actually paid and the financial performance metrics presented in the Pay Versus Performance table. We note, however, that since the five reported periods vary in length, CAP and Company performance may not be immediately comparable on a period-by-period basis. That said, we believe the Pay Versus Performance table shows the alignment between CAP to the NEOs and the Company's performance, consistent with our compensation philosophy as described in our CD&A. Specifically, CAP for the Company's PEO decreased from $53,333,639 in Fiscal Year 2024 to $10,926,024 in the most recently completed fiscal period disclosed, and also decreased for the Company’s average non-PEO NEO from $4,457,847 to $2,104,174 over the same comparable fiscal periods. Despite the decrease in CAP, which is largely attributed to the vesting of profits interests awards in 2024, the Company TSR increased from the last fiscal period disclosed to the most recently completed fiscal period. Further, Adjusted EBITDA, the primary measure used by the Committee to link pay and performance, increased from $203,600,000 in Fiscal Year 2024 to $227,900,000 in the most recently completed fiscal period. Finally, our net income increased from a loss of ($36,600,000) in Fiscal Year 2024 to a gain of $29,800,000 in the most recently completed fiscal period.

Total Shareholder Return Vs Peer Group
The Company’s Compensation Committee reviews a variety of Company-wide and individual factors to link executive compensation actually paid with Company and executive performance, not all of which are presented in the Pay versus Performance table above. To promote strong pay-for-performance orientation when setting executive pay levels, the Compensation Committee considers the Company's absolute and relative TSR, short- and long-term business outlook, including net income and Adjusted EBITDA, and the broader market environment. Moreover, the Company calculates compensation to the PEO and other NEOs on a basis different than the amount reported in the Summary Compensation Table and CAP presented in the Pay Versus Performance table, as calculated in accordance with Item 402(v) of Regulation S-K, is not considered by the Board and the Compensation Committee in evaluating or determining executive compensation.
In accordance with Item 402(v) of Regulation S-K, the Company is providing the following descriptions of the relationships between compensation actually paid and the financial performance metrics presented in the Pay Versus Performance table. We note, however, that since the five reported periods vary in length, CAP and Company performance may not be immediately comparable on a period-by-period basis. That said, we believe the Pay Versus Performance table shows the alignment between CAP to the NEOs and the Company's performance, consistent with our compensation philosophy as described in our CD&A. Specifically, CAP for the Company's PEO decreased from $53,333,639 in Fiscal Year 2024 to $10,926,024 in the most recently completed fiscal period disclosed, and also decreased for the Company’s average non-PEO NEO from $4,457,847 to $2,104,174 over the same comparable fiscal periods. Despite the decrease in CAP, which is largely attributed to the vesting of profits interests awards in 2024, the Company TSR increased from the last fiscal period disclosed to the most recently completed fiscal period. Further, Adjusted EBITDA, the primary measure used by the Committee to link pay and performance, increased from $203,600,000 in Fiscal Year 2024 to $227,900,000 in the most recently completed fiscal period. Finally, our net income increased from a loss of ($36,600,000) in Fiscal Year 2024 to a gain of $29,800,000 in the most recently completed fiscal period.

Tabular List, Table

Adjusted EBITDA
Adjusted Free Cash Flow
Adjusted Organic Revenue Growth
Relative Total Shareholder Return

Total Shareholder Return Amount			105	$ 225	175	103	66
Peer Group Total Shareholder Return Amount			$ 140	107	203	143	121
Net Income (Loss)	$ (23,000,000)	$ (152,400,000)		$ 29,800,000	$ (36,600,000)	$ (98,700,000)	$ (288,400,000)
Company Selected Measure Amount	44,500,000	62,100,000		227,900,000	203,600,000	180,700,000	164,700,000
PEO Name			Mr. Logan	Mr. Logan	Mr. Logan			Mr. Logan
Additional 402(v) Disclosure	TSR for the Company is calculated based on an assumed $100 investment as of 6/30/2021, the last trading day within the July 1, 2020 - June 30, 2021 fiscal period, and the reinvestment of any issued dividends.The dollar amounts reported represent the amount of net income reflected in the Company's audited financial statements for the applicable fiscal year. The amount of net income reported for the fiscal period from July 1, 2021 through December 31, 2021 reflects the net income relating to the Predecessor for July 1, 2021 through October 19, 2021 and the net income relating to the Successor for October 20, 2021 through December 31, 2021.
On October 20, 2021 (the "Closing" or the "Closing Date"), Mirion Technologies (Topco), Ltd. ("Mirion TopCo") consummated its business combination (the "Business Combination") with GS Acquisition Holdings Corp II ("GSAH"). On the Closing Date, GSAH was renamed Mirion Technologies, Inc. As a result of the Business Combination, Mirion's financial statement presentation distinguishes Mirion TopCo as the "Predecessor" for periods prior to the closing of the Business Combination and Mirion Technologies, Inc. as the "Successor" for periods after the Closing. As a result of the application of the acquisition method of accounting for the Successor, the financial statements for the periods following the Closing are presented on a full step-up basis as a result of the Business Combination, and are therefore not comparable to the financial statements of the Predecessor that are not presented on the same full step-up basis due to the Business Combination.
We use financial measures for performance-based compensation purposes, including Adjusted EBITDA and Adjusted Free Cash Flow and Adjusted Organic Revenue, that are not measures of financial performance under GAAP, in particular as compensation targets and for the performance measures described above herein. We believe that non-GAAP financial information, when taken collectively, may be helpful to management and investors because it provides consistency and comparability with past financial performance. However, non-GAAP financial information is presented for supplemental informational purposes only, has limitations as an analytical tool, and should not be considered in isolation or as a substitute for financial information presented in accordance with GAAP. Other companies, including companies in our industry, may calculate similarly titled non-GAAP measures differently or may use other measures to evaluate their performance, all of which could reduce the usefulness of our non-GAAP financial measures as tools for comparison. Investors are encouraged to review the related GAAP financial measures and the reconciliation of these non-GAAP financial measures to their most directly comparable GAAP financial measures and not rely on any single financial measure to evaluate our business.

Measure:: 1
Pay vs Performance Disclosure
Name				Adjusted EBITDA
Non-GAAP Measure Description
The Company Selected Measure is Adjusted EBITDA. While we consider numerous financial and non-financial performance measures for the purpose of evaluating and determining executive compensation, we consider Adjusted EBITDA, which is one of the measures used to determine annual cash incentive compensation for our NEOs, to be the most important performance measure used by the Company to link compensation actually paid to the NEOs for fiscal year 2025 to Company performance. For a reconciliation of Adjusted EBITDA to net income (loss), please see the reconciliation below under “Tabular List of Performance Measures.” Adjusted EBITDA used for our compensation programs differs from reported adjusted EBITDA due to adjustments to remove impacts of current year acquisitions and setting foreign exchange impacts at the targeted exchange rates.
Adjusted EBITDA is defined as GAAP net income before interest expense, income tax expense, depreciation and amortization adjusted to remove the impact of foreign currency gains and losses, amortization of acquired intangible assets, the impact of purchase accounting on the recognition of deferred revenue, changes in the fair value of warrants, certain non-operating expenses (impairment related to a business held for sale and an equity investment, incremental one-time costs related to the Business Combination, incremental one-time costs associated with becoming a public company, mergers and acquisition expenses, restructuring costs, costs to achieve information technology system integration and efficiency, and costs to achieve integration and operational synergies), stock-based compensation expense, debt extinguishment, goodwill impairment, and the income tax impacts of these adjustments. Adjusted EBITDA used for our compensation programs differs from reported adjusted EBITDA due to adjustments to remove impacts of current year acquisitions and setting foreign exchange impacts at the targeted exchange rates. A reconciliation of Adjusted EBITDA to the most comparable GAAP measure is set forth in the tables that follow.

	Predecessor
(In millions)	From July 1, 2021 through October 19, 2021	Year Ended June 30, 2021
Net loss (GAAP)	$(105.7)	$(158.4)
Interest expense, net	52.8	163.2
Income tax expense (benefit)	(5.6)	(5.9)
Amortization	19.7	62.8
Depreciation	6.2	20.8
Stock-based compensation expense	9.3	—
Debt extinguishment	15.9	—
Foreign currency (gain) loss, net	(0.6)	13.4
Revenue reduction from purchase accounting	4.5	8.0
Cost of revenues impact from inventory valuation purchase accounting	—	5.2
Non-operating expenses	34.7	43.1
Reported Adjusted EBITDA (Non-GAAP)	$31.2	$152.2

	Successor
(In millions)	Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	From October 20, 2021 through December 31, 2021
Net loss (GAAP)	$29.8	$(36.6)	$(98.7)	$(288.4)	$(23.0)
Interest expense, net	30.1	51.3	57.1	41.9	6.2
Income tax expense (benefit)	2.9	2.7	(6.6)	(18.2)	(6.8)
Amortization	102.4	118.5	131.3	145.8	32.0
Depreciation	35.6	31.9	31.5	28.7	5.3
Stock-based compensation expense	15.2	15.6	21.9	31.8	5.3
Increase (decrease) in fair value of warrant liabilities	—	5.3	24.8	(37.6)	(1.2)
Goodwill impairment	—	—	—	211.8	—
Other impairments	—	—	—	7.0	—
Debt extinguishment	6.3	—	2.6	—	—
Foreign currency (gain) loss, net	(17.4)	2.2	(0.3)	4.9	1.6
Revenue reduction from purchase accounting	—	—	—	—	2.3
Cost of revenues impact from inventory valuation purchase accounting	—	—	—	6.3	15.8
Non-operating expenses	23.0	12.7	17.1	30.7	7.0
Reported Adjusted EBITDA (Non-GAAP)	227.9	203.6	180.7	164.7	$44.5
Adjustments to remove impacts of current year acquisitions and setting foreign exchange impacts at the targeted exchange rates	(10.3)	2.9	(2.2)	1.8
Adjusted EBITDA for Compensation (Non-GAAP)	$217.6	$206.5	$178.5	$166.5

Revenues (GAAP)	$925.4
Adjustments to set foreign exchange impacts at the targeted exchange rates	(43.7)
Adjusted Revenues for Compensation (Non-GAAP)	$881.7

Adjusted EBITDA Margin for Compensation (Non-GAAP)	24.68%
Medical Group

	Successor				Predecessor
(In millions)	Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended June 30, 2021
Income from operations (GAAP)	$46.9	$22.3	$13.0	$(98.9)	$2.3
Amortization	45.3	52.6	54.7	64.3	23.2
Depreciation	20.2	20.4	20.5	18.1	10.1
Stock-based compensation expense	1.8	1.1	0.7	0.6	—
Goodwill impairment	—	—	—	87.3	—
Revenue reduction from purchase accounting	—	—	—	—	8.0
Cost of revenues impact from inventory valuation purchase accounting	—	—	—	0.9	5.2
Non-operating expenses(1)	3.1	8.0	8.6	14.6	3.6
Other income/expense	(1.0)	0.2	—	—	—
Reported Adjusted EBITDA (Non-GAAP)	116.3	104.6	97.5	86.9	$52.4
Adjustments to remove impacts of current year acquisitions and setting foreign exchange impacts at the targeted exchange rates	(0.4)	0.3	(1.1)	(0.3)
Adjusted EBITDA for Compensation (Non-GAAP)	$115.9	$104.9	$96.4	$86.6

Revenues (GAAP)	$310.8
Adjustments to set foreign exchange impacts at the targeted exchange rates	(3.2)
Adjusted Revenues for Compensation (Non-GAAP)	$307.6

Adjusted EBITDA Margin for Compensation (Non-GAAP)	37.68%
(1) In FY 2023, non-operating expenses were included in Medical Group and Nuclear & Safety Group segment earnings for the first time. For comparability purposes, reported income (loss) from operations has been adjusted for prior periods. Non-operating expenses only impacted adjusted EBITDA for compensation purposes in FY 2023.
Nuclear & Safety Group

	Successor				Predecessor
(In millions)	Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended June 30, 2021
Income from operations (GAAP)	$101.1	$78.9	$46.0	$(103.1)	$68.1
Amortization	57.1	65.9	76.6	81.5	39.6
Depreciation	14.5	10.9	10.3	9.6	10.1
Stock-based compensation expense	2.4	1.8	1.3	1.0	—
Goodwill impairment	—	—	—	124.5	—
Cost of revenues impact from inventory valuation purchase accounting	—	—	—	5.4	—
Non-operating expenses(1)	2.1	2.1	1.1	5.1	13.3
Other income/expense	0.5	0.2	0.1	—	0.4
Reported Adjusted EBITDA (Non-GAAP)	177.7	159.8	135.4	124.0	$131.5
Adjustments to remove impacts of current year acquisitions and setting foreign exchange impacts at the targeted exchange rates	(10.5)	2.1	(1.0)	2.0
Adjusted EBITDA for Compensation (Non-GAAP)	$167.2	$161.9	$134.4	$126.0

Revenues (GAAP)	$614.6
Adjustments to set foreign exchange impacts at the targeted exchange rates	(40.5)
Adjusted Revenues for Compensation (Non-GAAP)	$574.1

Adjusted EBITDA Margin for Compensation (Non-GAAP)	29.12%
(1) In FY 2023, non-operating expenses were included in Medical Group and Nuclear & Safety Group segment earnings for the first time. For comparability purposes, reported income (loss) from operations has been adjusted for prior periods. Non-operating expenses only impacted adjusted EBITDA for compensation purposes in FY 2023.
Corporate Group

	Successor				Predecessor
(In millions)	Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended June 30, 2021
Income from operations (GAAP)	$(96.5)	$(76.4)	$(80.9)	$(95.8)	$(59.2)
Depreciation	0.9	0.6	0.7	1.0	0.6
Stock-based compensation expense	11.0	12.7	19.9	30.2	—
Other impairment	—	—	—	7.0	—
Non-operating expenses(1)	18.3	2.2	8.5	11.0	27.0
Other income/expense	0.2	0.1	(0.4)	0.4	(0.1)
Reported Adjusted EBITDA (Non-GAAP)	$(66.1)	$(60.8)	$(52.2)	$(46.2)	$(31.7)
(1) In FY 2023, non-operating expenses were included in Medical Group and Nuclear & Safety Group segment earnings for the first time. For comparability purposes, reported income (loss) from operations has been adjusted for prior periods. Non-operating expenses only impacted adjusted EBITDA for compensation purposes in FY 2023.

Measure:: 2
Pay vs Performance Disclosure
Name				Adjusted Free Cash Flow
Non-GAAP Measure Description
Adjusted Free Cash Flow is defined as free cash flow adjusted to include the impact of cash used to fund certain non-operating expenses described above in the definition of Adjusted EBITDA as well as proceeds from derivative contracts. Free cash flow is defined as GAAP net cash provided by operating activities adjusted to include the impact of purchases of property, plant, and equipment and purchases of badges. Our Adjusted Free Cash Flow used for purposes of our compensation programs are included below, including a reconciliation of Adjusted Free Cash Flow to the most comparable GAAP measure is set forth below:

	Successor				Predecessor
(In millions)	Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended June 30, 2021
Net cash provided by operating activities	$143.3	$99.1	$95.2	$39.4	$53.6
Purchases of property, plant, and equipment and badges	(36.4)	(48.8)	(37.1)	(34.2)	(23.2)
Free cash flow (non-GAAP)	$106.9	$50.3	$58.1	$5.2	$30.4
Proceeds from derivative contracts	3.4	4.6	4.4	—	—
Cash used for non-operating expenses	19.7	10.5	11.7	30.7	30.8
Other	(9.0)	8.0	(0.6)	—	—
Adjusted free cash flow (non-GAAP)	$121.0	$73.4	$73.6	$35.9	$61.2

Measure:: 3
Pay vs Performance Disclosure
Name				Adjusted Organic Revenue Growth
Non-GAAP Measure Description
Adjusted Organic Revenue for our compensation programs is defined as Adjusted Revenue excluding the impact of foreign exchange rates as well as mergers and acquisitions in the period. Adjusted Revenue is defined as GAAP Revenue adjusted to remove the impact of purchase accounting on the recognition of deferred revenue. Adjusted Organic Revenue Growth is calculated by comparing Adjusted Organic Revenue to Adjusted Revenue in the prior year.

	Successor	Successor
(In millions)	Year Ended December 31, 2025	Year Ended December 31, 2024	Year-over-Year Growth Percentage(1)
Revenues (GAAP)	$925.4	$860.8
Revenues reduction from purchase accounting	—	—
Adjusted revenues (non-GAAP)	$925.4	$860.8
Less effect of acquisitions / divestitures	(15.6)
Less effect of foreign currency translation	(15.4)
Adjusted organic revenues (non-GAAP)	$894.4		3.9%
(1) Year-over-year growth percentage is calculated as 2025 adjusted organic revenues less 2024 adjusted revenues, divided by 2024 adjusted revenues.

	Successor	Successor
(In millions)	Year Ended December 31, 2024	Year Ended December 31, 2023	Year-over-Year Growth Percentage(1)
Revenues (GAAP)	$860.8	$800.9
Revenues reduction from purchase accounting	—	—
Adjusted revenues (non-GAAP)	$860.8	$800.9
Less effect of acquisitions / divestitures	(7.8)
Less effect of foreign currency translation	0.8
Adjusted organic revenues (non-GAAP)	$853.8		6.6%
(1) Year-over-year growth percentage is calculated as 2024 adjusted organic revenues less 2023 adjusted revenues, divided by 2023 adjusted revenues.

	Successor	Successor
(In millions)	Year Ended December 31, 2023	Year Ended December 31, 2022	Year-over-Year Growth Percentage(1)
Revenues (GAAP)	$800.9	$717.8
Revenues reduction from purchase accounting	—	—
Adjusted revenues (non-GAAP)	$800.9	$717.8
Less effect of acquisitions / divestitures	(10.8)
Less effect of foreign currency translation	(5.7)
Adjusted organic revenues (non-GAAP)	$784.4		9.3%
(1) Year-over-year growth percentage is calculated as 2023 adjusted organic revenues less 2022 adjusted revenues, divided by 2022 adjusted revenues.

	Successor	Successor	Predecessor		Combined (Non-GAAP)
(In millions)	Year Ended December 31, 2022	From October 20, 2021 through December 31, 2021	From July 1, 2021 through October 19, 2021	Six Months Ended June 30, 2021	Year Ended December 31, 2021	Year-over-Year Growth Percentage(1)
Revenues (GAAP)	$717.8	$154.1	$168.0	$346.2	$668.3
Revenues reduction from purchase accounting	—	2.3	4.5	8.0	14.8
Adjusted revenues (non-GAAP)	$717.8	$156.4	$172.5	$354.2	$683.1
Less effect of acquisitions	(27.0)
Less effect of foreign currency translation	31.0
Adjusted organic revenues (non-GAAP)	$721.8					5.7%
(1) Year-over-year growth percentage is calculated as 2022 adjusted organic revenues less 2021 combined adjusted revenues, divided by 2021 combined adjusted revenues.
Medical Group

	Successor	Successor
(In millions)	Year Ended December 31, 2025	Year Ended December 31, 2024	Year-over-Year Growth Percentage(1)
Revenues (GAAP)	$310.8	$299.7
Revenues reduction from purchase accounting	—	—
Adjusted revenues (non-GAAP)	$310.8	$299.7
Less effect of acquisitions / divestitures	(0.5)
Less effect of foreign currency translation	(1.7)
Adjusted organic revenues (non-GAAP)	$308.6		3.0%
(1) Year-over-year growth percentage is calculated as 2025 adjusted organic revenues less 2024 adjusted revenues, divided by 2024 adjusted revenues.

	Successor	Successor
(In millions)	Year Ended December 31, 2024	Year Ended December 31, 2023	Year-over-Year Growth Percentage(1)
Revenues (GAAP)	$299.7	$284.5
Revenues reduction from purchase accounting	—	—
Adjusted revenues (non-GAAP)	$299.7	$284.5
Less effect of acquisitions / divestitures	(7.8)
Less effect of foreign currency translation	—
Adjusted organic revenues (non-GAAP)	$291.9		2.6%
(1) Year-over-year growth percentage is calculated as 2024 adjusted organic revenues less 2023 adjusted revenues, divided by 2023 adjusted revenues.

	Successor	Successor
(In millions)	Year Ended December 31, 2023	Year Ended December 31, 2022	Year-over-Year Growth Percentage(1)
Revenues (GAAP)	$284.5	$271.7
Revenues reduction from purchase accounting	—	—
Adjusted revenues (non-GAAP)	$284.5	$271.7
Less effect of acquisitions / divestitures	10.1
Less effect of foreign currency translation	(0.8)
Adjusted organic revenues (non-GAAP)	$293.8		8.1%
(1) Year-over-year growth percentage is calculated as 2023 adjusted organic revenues less 2022 adjusted revenues, divided by 2022 adjusted revenues.

	Successor	Successor	Predecessor		Combined (Non-GAAP)
(In millions)	Year Ended December 31, 2022	From October 20, 2021 through December 31, 2021	From July 1, 2021 through October 19, 2021	Six Months Ended June 30, 2021	Year Ended December 31, 2021	Year over Year growth Percentage(1)
Revenues (GAAP)	$271.7	$49.2	$60.3	$103.6	$213.1
Revenues reduction from purchase accounting	—	2.3	4.5	8.0	14.8
Adjusted revenues (non-GAAP)	$271.7	$51.5	$64.8	$111.6	$227.9
Less effect of acquisitions	(11.6)
Less effect of foreign currency translation	2.4
Adjusted organic revenues (non-GAAP)	$262.5					15.2%
(1) Year-over-year growth percentage is calculated as 2022 adjusted organic revenues less 2021 combined adjusted revenues, divided by 2021 combined adjusted revenues.
Nuclear & Safety Group

	Successor	Successor
(In millions)	Year Ended December 31, 2024	Year Ended December 31, 2024	Year-over-Year Growth Percentage(1)
Revenues (GAAP)	$614.6	$561.1
Revenues reduction from purchase accounting	—	—
Adjusted revenues (non-GAAP)	$614.6	$561.1
Less effect of acquisitions / divestitures	(15.1)
Less effect of foreign currency translation	(13.7)
Adjusted organic revenues (non-GAAP)	$585.8		4.4%
(1) Year-over-year growth percentage is calculated as 2025 adjusted organic revenues less 2024 adjusted revenues, divided by 2024 adjusted revenues.

	Successor	Successor
(In millions)	Year Ended December 31, 2024	Year Ended December 31, 2023	Year-over-Year Growth Percentage(1)
Revenues (GAAP)	$561.1	$516.4
Revenues reduction from purchase accounting	—	—
Adjusted revenues (non-GAAP)	$561.1	$516.4
Less effect of acquisitions / divestitures	—
Less effect of foreign currency translation	0.8
Adjusted organic revenues (non-GAAP)	$561.9		8.8%
(1) Year-over-year growth percentage is calculated as 2024 adjusted organic revenues less 2023 adjusted revenues, divided by 2023 adjusted revenues.

	Successor	Successor
(In millions)	Year Ended December 31, 2023	Year Ended December 31, 2022	Year-over-Year Growth Percentage(1)
Revenues (GAAP)	$516.4	$446.1
Revenues reduction from purchase accounting	—	—
Adjusted revenues (non-GAAP)	$516.4	$446.1
Less effect of acquisitions / divestitures	(20.5)
Less effect of foreign currency translation	(4.9)
Adjusted organic revenues (non-GAAP)	$491.0		10.1%
(1) Year-over-year growth percentage is calculated as 2023 adjusted organic revenues less 2022 adjusted revenues, divided by 2022 adjusted revenues.

	Successor	Successor	Predecessor		Combined (Non-GAAP)
(In millions)	Year Ended December 31, 2022	From October 20, 2021 through December 31, 2021	From July 1, 2021 through October 19, 2021	Six Months Ended June 30, 2021	Year Ended December 31, 2021	Year over Year growth Percentage(1)
Revenues (GAAP)	$446.1	$104.9	$107.7	$242.6	$455.2
Revenues reduction from purchase accounting	—	—	—	—	—
Adjusted revenues (non-GAAP)	$446.1	$104.9	$107.7	$242.6	$455.2
Less effect of acquisitions	(15.4)
Less effect of foreign currency translation	28.6
Adjusted organic revenues (non-GAAP)	$459.3					0.9%
(1) Year-over-year growth percentage is calculated as 2022 adjusted organic revenues less 2021 combined adjusted revenues, divided by 2021 combined adjusted revenues.

Measure:: 4
Pay vs Performance Disclosure
Name				Relative Total Shareholder Return
Non-GAAP Measure Description
Relative TSR is defined as the Total Shareholder Return for Mirion during the relevant performance period measured as a comparative percentile to all companies in the Russell 2000 Industrials index. Total Shareholder Return is the share price appreciation of any particular company’s publicly traded common stock plus dividends accrued, as measured during the applicable performance period.

PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ (5,509,532)	$ (5,099,990)	$ (3,899,987)	$ (3,016,939)	$ (2,901,854)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			5,730,904	7,739,736	6,993,272	4,643,369	2,290,703
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			6,296,000	1,686,580	8,203,767	11,113,865	(16,021,350)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	(435,772)	36,205,772	513,723	(359,730)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(550,946)	(812,483)	(524,992)	(505,565)	(454,065)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			573,082	1,232,351	937,789	472,866	362,012
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			688,625	140,150	731,876	771,458	(867,217)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ 0	$ (60,661)	$ 2,010,392	$ 43,438	$ (17,986)